SEGMENT REPORTING	12 Months Ended
Oct. 26, 2014
SEGMENT REPORTING
SEGMENT REPORTING

Note O

Segment Reporting

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and International & Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex joint venture.

The Refrigerated Foods segment includes the Hormel Refrigerated operating segment and the Affiliated Business Units. This segment consists primarily of the processing, marketing, and sale of branded and unbranded pork and beef products for retail, foodservice, and fresh product customers. The Affiliated Business Units include the Farmer John, Burke Corporation, Dan’s Prize, and Saag’s Products, Inc. businesses. Through fiscal 2014, this segment also included Precept Foods, LLC, a 50.01 percent owned joint venture that was dissolved at the end of the fiscal year.

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment includes the Diamond Crystal Brands, CytoSport/Century Foods International, and Hormel Specialty Products operating segments. This segment consists of the packaging and sale of private label shelf stable products, nutritional products, sugar, and condiments to industrial, retail, and foodservice customers. This segment also includes the processing, marketing, and sale of nutritional food products and supplements to hospitals, nursing homes, and other marketers of nutritional products.

The International & Other segment includes the Hormel Foods International operating segment, which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures and miscellaneous corporate sales. This segment was previously the All Other segment, and was renamed in the second quarter of fiscal 2013, with no change in the composition of the segment.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s non- controlling interests are excluded. These items are included in the following table as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s reportable segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2014	2013	2012
Net Sales (to unaffiliated customers)
Grocery Products	$1,558,265	$1,517,557	$1,170,871
Refrigerated Foods	4,644,179	4,251,515	4,222,752
Jennie-O Turkey Store	1,672,452	1,601,868	1,549,227
Specialty Foods	907,120	932,533	924,472
International & Other	534,240	448,181	363,348
Total	$9,316,256	$8,751,654	$8,230,670
Intersegment Sales
Grocery Products	$–	$–	$–
Refrigerated Foods	23,163	17,359	12,144
Jennie-O Turkey Store	144,137	123,420	125,575
Specialty Foods	122	108	133
International & Other	–	–	–
Total	167,422	140,887	137,852
Intersegmentelimination	(167,422)	(140,887)	(137,852)
Total	$–	$–	$–
Segment Net Sales
Grocery Products	$1,558,265	$1,517,557	$1,170,871
Refrigerated Foods	4,667,342	4,268,874	4,234,896
Jennie-O Turkey Store	1,816,589	1,725,288	1,674,802
Specialty Foods	907,242	932,641	924,605
International & Other	534,240	448,181	363,348
Intersegmentelimination	(167,422)	(140,887)	(137,852)
Total	$9,316,256	$8,751,654	$8,230,670
Segment Operating Profit
Grocery Products	$195,064	$213,646	$181,251
Refrigerated Foods	338,020	232,692	228,665
Jennie-O Turkey Store	272,362	222,117	238,298
Specialty Foods	71,514	88,873	83,089
International & Other	84,745	71,490	49,889
Total segment operating profit	$961,705	$828,818	$781,192
Net interest and investment expense (income)	9,468	7,482	6,339
General corporate expense	33,434	26,694	21,429
Noncontrolling interest	3,349	3,865	4,911
Earnings Before Income Taxes	$922,152	$798,507	$758,335

(in thousands)	2014	2013	2012
Assets
Grocery Products	$1,249,631	$1,237,405	$683,601
Refrigerated Foods	1,215,694	1,218,418	1,171,161
Jennie-O Turkey Store	857,697	819,343	857,682
Specialty Foods	1,013,420	469,599	506,237
International & Other	406,249	361,038	224,847
Corporate	712,928	810,077	1,120,438
Total	$5,455,619	$4,915,880	$4,563,966
Additions to Property, Plant and Equipment
Grocery Products	$31,741	$10,100	$17,966
Refrigerated Foods	61,183	58,523	67,003
Jennie-O Turkey Store	25,761	22,863	33,594
Specialty Foods	3,266	3,606	3,779
International & Other	4,896	2,973	2,794
Corporate	32,291	8,697	7,167
Total	$159,138	$106,762	$132,303
Depreciation and Amortization
Grocery Products	$25,883	$22,912	$15,870
Refrigerated Foods	57,709	57,879	60,229
Jennie-O Turkey Store	27,091	26,921	26,144
Specialty Foods	8,999	9,232	9,871
International & Other	3,541	1,906	1,437
Corporate	6,821	6,000	5,943
Total	$130,044	$124,850	$119,494

The Company’s products primarily consist of meat and other food products. The Perishable category includes fresh meats, frozen items, refrigerated meal solutions, sausages, hams, wieners, and bacon (excluding JOTS products). Shelf-stable includes canned luncheon meats, shelf-stable microwaveable meals, stews, chilies, hash, meat spreads, flour and corn tortillas, salsas, tortilla chips, peanut butter, and other items that do not require refrigeration. The Poultry category is composed primarily of JOTS products. The Other category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 26,	October 27,	October 28,
	2014	2013	2012
Perishable	54.5%	53.3%	54.7%
Shelf-stable	19.0	19.0	16.4
Poultry	18.4	18.8	19.3
Other	8.1	8.9	9.6
	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 26,	October 27,	October 28,
(in thousands)	2014	2013	2012
United States	$ 8,708,042	$ 8,193,730	$ 7,739,826
Foreign	608,214	557,924	490,844
	$ 9,316,256	$ 8,751,654	$ 8,230,670

In fiscal 2014, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.43 billion or 14.1 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). In fiscal 2013, sales to Wal-Mart represented $1.33 billion or 13.9 percent of the Company’s consolidated revenues. Wal-Mart is a customer for all five segments of the Company.